Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
Summary of Short Term Investment

	As of December 31,
	2021	2022
	RMB	RMB
Variable-rate financial instruments	—	300,240

	—	300,240